UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2011
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Check here if Amendment [x]; Amendment Number:   1
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This Amendment (Check only one.):               [ ] is a restatement.
                                                [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Lone Pine Capital LLC
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Address:   Two Greenwich Plaza
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           Greenwich, Connecticut 06830
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Form 13F File Number: 028-11152
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Stephen F. Mandel, Jr.
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Title:  Managing Director, Portfolio Manager
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Phone:  (203) 618-1400
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Signature,  Place,  and  Date  of  Signing:

/s/ Stephen F. Mandel, Jr.         Greenwich, Connecticut              5/4/2012
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[Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:               2

Form 13F Information Table Value Total:  $      714,570
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                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.   NONE

                                                  FORM 13F INFORMATION TABLE

        COLUMN 1             COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------ ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                     VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------ ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
BARCLAYS BK PLC          IPTH S&P VIX NEW 06740C261  416,985 7,813,100 SH  PUT  SOLE                7,813,100      0    0
SPDR S&P 500 ETF TR      TR UNIT          78462F103  297,585 2,630,000 SH  PUT  SOLE                2,630,000      0    0